                                                                      [LOGO]

                                                                             / /
                                                                      AIM EUROPE
                                                                     GROWTH FUND
                                                              FORMERLY GT GLOBAL
                                                              EUROPE GROWTH FUND

                                                                             / /
                                                               SEMIANNUAL REPORT
                                                                   JUNE 30, 1998

                                                                     INVEST WITH
                                                                  DISCIPLINE-SM-

TABLE
OF CONTENTS

Message from the
Chairman.............          1

Report from the Fund
Managers and Key
Portfolio Holdings...          2

Financial
Statements...........         F1

Views  of the  Fund's management
described in this report are  as
of  the date  written. Portfolio
holdings and allocations are  as
of   June   30,   1998,   unless
otherwise  noted.  These  views,
portfolio holdings and
allocations   may  have  changed
subsequently.

MESSAGE FROM THE CHAIRMAN

Dear Fellow Shareholder,

We are pleased to send you this semiannual report. In the time since you received your last report, there have been a few changes. Your Fund is now a part of The AIM Family of Funds(r) and has adopted the AIM name. Thanks to a vote of approval by GT Global shareholders, A I M Advisors, Inc., became the new investment advisor to GT Global Funds, effective May 29, 1998.

We believe you'll enjoy many advantages as a member of The AIM Family of Funds-registered trademark-. You'll have access to a greater variety of investment choices, and you'll benefit from AIM's commitment to excellence in shareholder service. Most of all, you'll be part of an expanded fund family that is one of the largest and most respected in the industry. A complete list of Funds included in the AIM family can be found inside the back cover of this report. If you would like more information on any of these Funds, we suggest you talk with your financial consultant to discuss their suitability for your investment objectives, risk tolerance, and asset allocation.

Though the Funds are wearing a new name, your investments will continue to seek their stated objectives and receive expert, professional management. In the report that follows, you'll find commentary from managers you know, with the depth of coverage you've come to expect.

Effective September 8, GT Global accounts will be fully integrated into the AIM Family of Funds-registered trademark-. For account information, service, and transactions, you will contact AIM's Client Services Department at 800-959-4246. Account information is also available on the AIM website at www.aimfunds.com or on our automated AIM Investor Line at 800-246-5463.

Thank you for your past support of GT Global Funds. AIM is looking forward to continuing a satisfying relationship with you and helping you reach your financial goals.

Sincerely,

/s/ Charles T. Bauer

Charles T. Bauer
Chairman
The AIM Family of Funds-Registered Trademark-

AIM EUROPE GROWTH FUND
PERFORMANCE SUMMARY


INVESTMENT OBJECTIVE AND CURRENT STRATEGY

The Fund seeks long-term capital growth by investing primarily in the equity securities of issuers from European countries.


EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHICS


   GT Global Europe Growth Fund    MSCI Europe

7/19/85    $9,525.0               $10,000.0
            9,534.5                10,191.0
            9,563.1                10,717.1
            10,067.9               10,897.2
            10,953.8               12,111.0
            11,763.4               13,062.8
            12,992.1               13,636.7
            12,896.9               13,901.6
            13,906.5               15,558.5
            15,059.0               16,837.1
            16,116.3               18,407.8
            14,620.9               16,786.4
            15,287.6               17,523.7
            15,859.1               17,379.9
            17,278.3               19,328.1
            16,659.2               18,110.1
            16,678.3               18,226.9
            17,830.8               19,209.7
            18,316.6               19,699.8
            19,421.5               20,576.8
            20,497.8               21,318.7
            21,209.8               22,379.5
            22,049.7               23,263.2
            22,373.5               23,141.3
            22,778.2               23,808.5
            24,174.7               24,616.5
            25,186.6               24,829.3
            26,077.1               24,999.0
            19,560.3               20,254.3
            18,643.5               19,370.9
            19,523.5               20,506.7
            18,945.2               19,673.6
            19,774.9               20,839.5
            19,913.2               21,421.9
            20,076.6               21,829.3
            19,737.2               21,430.3
            20,139.5               21,222.2
            19,900.6               21,277.8
            19,284.6               20,320.1
            20,224.1               21,432.8
            21,436.8               23,427.5
            21,315.5               23,725.3
            21,692.1               23,859.9
            22,961.6               24,733.8
            22,654.7               24,461.7
            23,198.7               24,647.9
            24,426.3               25,341.1
            24,161.3               24,052.4
            24,984.3               25,053.0
            26,742.0               28,011.5
            27,341.9               27,670.7
            28,374.1               28,156.3
            26,225.9               26,320.5
            27,955.6               27,791.6
            30,522.4               30,793.5
            30,355.0               30,722.1
            29,852.8               29,997.3
            31,164.1               30,432.4
            30,271.3               29,636.0
            31,554.7               32,061.1
            32,391.7               33,199.7
            33,814.6               34,612.3
            29,490.1               31,192.3
            25,667.9               27,531.9
            27,035.0               29,866.3
            26,504.9               30,178.9
            26,030.6               29,756.0
            26,532.8               30,771.2
            28,541.5               33,477.1
            27,760.3               31,245.0
            27,286.0               30,928.8
6/30/91     27,732.4               31,854.2
            26,281.7               29,191.5
            27,230.3               31,226.3
            27,230.3               31,808.0
            27,146.6               32,774.4
            26,114.3               32,098.1
            25,109.9               31,356.7
            27,156.9               33,820.7
            27,043.6               33,824.2
            27,241.8               33,969.2
            26,647.1               32,792.8
            27,694.9               34,615.3
            28,601.1               36,599.3
            27,723.2               35,931.4
            26,505.5               34,662.1
            26,279.0               34,564.3
            24,410.0               34,007.6
            23,079.1               31,648.4
            23,758.7               31,646.0
            24,098.5               32,384.9
            24,126.8               32,452.1
            24,495.0               32,835.7
            25,372.8               34,537.3
            26,109.1               35,311.7
            26,533.9               35,703.9
            26,647.1               35,194.0
            27,355.1               35,325.9
            29,592.2               38,437.4
            28,459.5               38,329.9
            29,592.2               39,938.3
            28,771.0               39,087.6
            30,922.8               42,033.7
            33,062.3               44,185.8
            31,464.8               42,632.9
            30,009.9               41,438.8
            31,151.0               43,167.5
            29,496.4               41,345.4
            28,983.0               40,924.7
            30,837.2               43,083.0
            31,322.1               44,463.1
            29,867.3               42,714.0
            30,723.1               44,589.2
            29,325.3               42,895.0
            29,128.6               43,152.9
            28,431.6               42,829.5
            28,489.7               43,815.2
            27,850.8               45,865.2
            29,099.6               47,348.9
            29,738.5               48,335.3
            30,261.2               48,808.3
            31,974.7               51,370.1
            31,103.4               49,401.2
            32,148.9               50,911.1
            31,800.4               50,688.6
            31,626.2               51,066.6
            31,999.5               52,702.7
            32,117.1               53,064.4
            33,440.6               54,049.4
            34,470.0               54,714.5
            34,911.2               55,128.8
            35,911.2               55,573.3
            36,528.8               56,204.1
            34,293.5               55,519.6
            35,499.4               57,186.7
            36,146.5               58,409.2
            36,411.2               59,784.7
            37,764.1               62,833.6
            38,273.7               64,070.1
            38,511.3               64,262.3
            39,105.1               65,129.9
            39,817.7               67,252.9
            38,719.1               66,937.6
            39,966.2               69,815.7
            41,925.9               73,327.9
            42,460.4               76,782.6
            39,728.6               72,414.2
            43,440.2               79,455.8
            41,450.8               75,570.4
            41,599.3               76,749.4
            42,559.4               79,573.7
            44,164.3               82,905.8
            48,949.2               89,408.4
            52,456.2               95,798.0
            53,258.7               97,679.4
            53,942.2               99,681.8
6/30/98     53,813.0              100,648.0


The chart above shows performance of AIM Europe Growth Fund Class A shares since the Fund's inception, versus the MSCI Europe Index. This represents a cumulative return of 438.13% and an average annual total return of 13.88% for the Fund. The chart assumes a hypothetical $10,000 initial investment in the Fund's Class A shares and reflects all Fund expenses and the maximum 5.50% sales charge. A $10,000 investment in the Fund's Class B shares at inception on April 1, 1993, would have been valued at $20,438 on June 30, 1998. This figure reflects all Fund expenses and the applicable contingent deferred sales charge (5% in the first year, decreasing to 0% at the beginning of the seventh year), assuming complete redemption at the end of the period. A $10,000 investment in Advisor Class shares at inception on June 1, 1995, would have been worth $18,359 on June 30, 1998.


AVERAGE ANNUAL TOTAL RETURNS %(1)
JUNE 30, 1998


SHARE CLASS           WITHOUT SALES CHARGE(2)           WITH SALES CHARGE
                   1-YEAR  5-YEAR  10-YEAR  LOF    1-YEAR  5-YEAR 10-YEAR  LOF
CLASS A(3)          29.37   15.27   10.41  14.38   22.27   13.97   9.79  13.88
CLASS B(3)          28.45   14.53     N/A  14.70   23.45   14.30    N/A  14.60
ADVISOR CLASS(4)    30.11     N/A     N/A  21.81     N/A     N/A    N/A    N/A


HISTORICAL PERFORMANCE(2)
ANNUAL TOTAL RETURNS % (LAST 10 YEARS)

          1988    1989    1990  1991    1992   1993   1994   1995   1996   1997
CLASS A   11.11  40.71  -14.72  4.33  -11.26  28.32   -5.80  9.86  19.61  11.20
CLASS B     N/A    N/A     N/A   N/A     N/A  20.503  -6.38  9.20  18.79  10.55


(1) Figures assume reinvestment of all dividends and capital gains distributions at net asset value.

(2) Performance data do not reflect the maximum 5.50% sales charge and the contingent deferred sales charge for Class A and Class B shares, respectively, which, if included, would have reduced performance quoted.

(3) The Fund began operations (Class A shares) on July 19, 1985; Class B shares commenced on April 1, 1993.

(4) The Fund began offering Advisor Class shares on June 1, 1995. Advisor Class shares are not sold directly to the general public. They are only available through certain employee benefit plans, financial institutions and other entities that have entered into specific agreements with the Fund's distributor. Please see the Fund's prospectus for more information.

The above data represent past performance of the Fund's shares, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

From time to time, the Fund's investment advisor may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and reimbursements are subject to change.

INTERVIEW WITH PORTFOLIO MANAGEMENT TEAM

Q HOW DID THE FUND PERFORM?

A European markets have been riding high on an unprecedented wave of growth, which translated into excellent results for AIM Europe Growth Fund. For the six months ended June 30, 1998, total returns for Class A and B shares were 27.44% and 26.96%, respectively excluding sales charges. In comparison, the Morgan Stanley Capital International Europe Index5 returned 26.49% for the same period.

Q WHAT WERE EUROPEAN ECONOMIES LIKE DURING THE REPORTING PERIOD?

A Economic news has been mostly positive, with low inflation and expanding gross domestic product (GDP). The prospect of European Economic and Monetary Union, or EMU, has been one of the drivers of growth. To participate in EMU, governments are required to meet strict budgetary guidelines and improve finances. Consequently, economic growth has increased, interest rates have dropped, and inflation has dipped dramatically. In January 1999, 11 European countries (excluding the United Kingdom) are expected to join EMU and begin using a single currency, the euro.

EUROPEAN MARKETS HAVE BEEN RIDING HIGH ON AN UNPRECEDENTED WAVE OF GROWTH.

Worldwide, other economies contrasted starkly with those of Europe. In Asia, the economic crisis continued its downward spiral. In the U.S., many investors have been worried about slower earnings growth and a possible rate hike by the Federal Reserve Board (the Fed). These concerns generated an influx of cash into Europe's relatively more attractive markets.

Q WHAT'S DRIVING THE MARKETS?

A While European economies are steaming ahead, European corporations have embraced the challenge to become more globally competitive. Corporations are trimming down, becoming more efficient, and focusing on ways to add value for shareholders. The deep structural changes these corporations are making have spurred corporate profitability and earnings growth. Consolidation through mergers and acquisitions has also been very active. Many companies are looking ahead to when the monetary union will be more established. Rewards to companies that can consolidate their positions and dominate a market across Europe are potentially far higher than for companies that only maintain their local franchises.

A new culture of investing among Europeans is also contributing to the market surge. In the past, individual Europeans have been bank savers; now they are turning to equities. This trend has helped the markets become broader, larger, and more liquid. Peripheral countries such as Spain and Italy have had noteworthy increases in private investment.

Q WHAT WAS YOUR STRATEGY IN MANAGING THE FUND IN THIS ENVIRONMENT?

A We believe the current low-inflation environment is sustainable for the next three to five years. Therefore, the Fund continues to focus on companies that we believe can show strong and sustainable earnings growth over the medium term.

Telecommunications and software are attractive, particularly companies with world leadership positions, a sustainable business franchise with high returns on capital, and better than average growth prospects over the medium term.

The Fund has very few investments in such areas as construction, manufacturing, machinery, chemicals, metals, paper, and automobiles. These areas are exposed to heavy competition within Europe and from cheap imports coming from Asian countries with recently devalued currencies. Even as demand in Europe improves, we do not expect to see sustainable profit margin improvements for these types of businesses.

                                                           CONTINUED P.4

(5) The MSCI Europe Index is a market value-weighted average, of the performance of 593 securities listed on 14 major European stock exchanges. It includes the effect of reinvested dividends and is measured in U.S. dollars. Indices are unmanaged, not available for direct investment and do not include the effects of sales charges and professional management fees.

INTERVIEW WITH PORTFOLIO MANAGEMENT TEAM CONTINUED



Q WHAT KINDS OF OPPORTUNITIES DID YOU FIND IN COMPANIES THAT ARE RESTRUCTURING?

A Again, we look for companies making positive changes that we think will lead to sustainable growth. For instance, the French telecom company Alcatel Alsthom Compagnie Generale d'Electricite has downsized, changed management, and sought greater penetration of the U.S. market. The company now has enormous potential as a provider of telecommunications equipment. Volvo AB is another company making dynamic changes that should impact the bottom line.

Q WHAT ROLE DOES THE CONSUMER STAPLES INDUSTRY PLAY IN THE PORTFOLIO?

A We want to temper the risk in the portfolio by investing in established companies that also have sustainable growth. The consumer non-durables industry has been one of the Fund's primary interests recently, although true growth companies are extremely rare in this area. Still, we hold several strong examples including Heineken N.V., Nestle S.A., and Reckitt & Colman PLC, a U.K. company specializing in such cleaners as Resolve, Wizard, and Lysol products. While these may not be glamorous products, demand for them is steady and the company has shown strong earnings growth.

Q WHY ARE YOU SO HEAVILY WEIGHTED IN THE FINANCIAL INDUSTRY?

A We've found good opportunities in the financial industry, which has benefited from the low interest rate environment. The sector has been one of the most active in consolidation, as well. One of our top holdings and a very good performer was Dutch bank ING Groep N.V., which was recently involved in a merger. The financial sector is also being rewarded from an influx of personal savings spurred by cut backs in welfare systems throughout Europe. At the end of the reporting period, nearly one-third of the portfolio's net assets were invested in the financial sector.

Q HOW ARE EUROPEAN TELECOMMUNICATIONS COMPANIES PERFORMING?

A The telecommunications industry is one of the brightest spots on the European investing scene. The mobile market is very hot right now, and earnings have grown even faster than expected. Scandinavia, where consumers can use a mobile phone for about the same price as their fixed telephone, has been a big market, with about a 40% penetration rate. We believe the region will drive continued growth for the industry.

THE TELECOMMUNICATIONS INDUSTRY IS ONE OF THE BRIGHTEST SPOTS ON THE EUROPEAN INVESTING SCENE.

Nokia Oyj, a Finnish telecommunications company, was our top holding and best performer during the reporting period. The company has become very competitive with other telecommunications providers and is now one of the world's biggest sellers of handsets. On the infrastructure side, Nokia is using the latest technology to help shape mobile communications standards. The company looks very strong from an operations standpoint as well.

Another plus for the telecommunications market has been the popularity of prepaid phone cards, which are helping to increase the volume of telephone usage across Europe.

Q WERE THERE ANY DISAPPOINTMENTS IN THE FUND DURING THE REPORTING PERIOD?

A Deep water oil discovery and extraction has been an exciting area, but the decline in oil prices over the first half of 1998 put an unexpected damper on stock prices.

                                                           CONTINUED P.5


GEOGRAPHIC ALLOCATION OF NET ASSETS %
JUNE 30, 1998
   UK                   33.6
   Netherlands          19.5
   Switzerland          12.4
   France               11.6
   Sweden               10.1
   Finland               5.9
   Italy                 4.8
   Portugal              4.5
   Germany               3.0
   Norway                2.5
   Greece                0.7
   Austria               0.1
   Short Term & Other   (8.7)


INTERVIEW WITH PORTFOLIO MANAGEMENT TEAM CONTINUED


Italian and Spanish financials performed very well during the reporting period, but we missed out on much of the opportunity there.

We had counted on Swiss pharmaceuticals to do well, but lackluster growth in the industry and several product-specific problems reduced the benefit we expected to earn from these companies.

Q WHAT ARE YOUR EXPECTATIONS FOR THE FUTURE?

A We believe the Fund is well-positioned to take advantage of opportunities in the European marketplace during the rest of this year. We expect inflation to stay subdued and for European economies to strengthen.

Consolidation and restructuring will continue to be key themes. Most European companies have a long way to go before they can provide the kinds of returns that investors expect from U.S. companies. But many companies are committed to streamlining operations and improving profitability. That makes Europe a very exciting place to watch in the coming years.

Long-term, we also will be watching EMU to see how markets are affected. We believe the overall effect will be positive, but the market may experience some volatility as the new system is tested.


SECTOR ALLOCATION OF NET ASSETS %
JUNE 30, 1998
   Finance                  34.0
   Services                 19.8
   Health Care              13.6
   Consumer Non-Durables    13.0
   Capital Goods             9.3
   Energy                    7.4
   Technology                6.9
   Consumer Durables         2.7
   Materials/Basic Industry  2.0
   Short Term & Other       (8.7)


A complete listing of holdings and allocations may be found in the Investment Portfolio section of this report.

AIM EUROPE GROWTH FUND
KEY PORTFOLIO HOLDINGS(6)

                                                             % of
                                          Country          Net Assets
NOKIA OYJ                                 Finland            4.8
ING GROEP N.V.                            Netherlands        4.3
FORENINGS SPARBANKEN AB                   Sweden             3.6
VODAFONE GROUP PLC                        UK                 3.4
VNU                                       Netherlands        3.4
ORANGE PLC                                UK                 3.3
CADBURY SCHWEPPES PLC                     UK                 3.1
TELECEL - COMMUNICACAOES PESSOAIS S.A.    Portugal           3.0
VIAG AG                                   Germany            3.0
AXA - UAP                                 France             2.9


(6) There is no assurance the Fund will continue to hold these or any other securities mentioned in this report.

AIM EUROPE
GROWTH FUND
(FORMERLY
GT GLOBAL EUROPE
GROWTH FUND)

FINANCIAL
STATEMENTS

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (34.0%)
  ING Groep N.V. ............................................   NETH          405,354   $ 26,560,976         4.3
    BANKS-MONEY CENTER
  ForeningsSparbanken AB ....................................   SWDN          732,160     22,046,095         3.6
    BANKS-REGIONAL
  Axa - UAP .................................................   FR            161,800     18,200,225         2.9
    INSURANCE - MULTI-LINE
  UBS AG - Registered .......................................   SWTZ           48,397     18,009,939         2.9
    BANKS-MONEY CENTER
  CGU PLC ...................................................   UK            899,843     16,797,871         2.7
    INSURANCE - MULTI-LINE
  Banque Nationale de Paris .................................   FR            203,000     16,588,698         2.7
    BANKS-MONEY CENTER
  National Westminster Bank PLC .............................   UK            847,000     15,146,719         2.4
    BANKS-MONEY CENTER
  Zurich Versicherungsgesellschaft ..........................   SWTZ           23,350     14,913,434         2.4
    INSURANCE - MULTI-LINE
  Nordbanken Holding AB .....................................   SWDN        1,948,623     14,302,044         2.3
    BANKS-REGIONAL
  Lloyds TSB Group PLC ......................................   UK            949,000     13,286,634         2.1
    BANKS-REGIONAL
  BPI-SGPS S.A. .............................................   PORT          288,520      9,318,746         1.5
    BANKS-MONEY CENTER
  Royal & Sun Alliance Insurance Group PLC ..................   UK            865,500      8,952,701         1.4
    INSURANCE - MULTI-LINE
  Abbey National PLC ........................................   UK            489,353      8,701,969         1.4
    BANKS-SUPER REGIONAL
  Halifax PLC ...............................................   UK            656,800      8,532,149         1.4
    BANKS-REGIONAL
                                                                                        ------------
                                                                                         211,358,200
                                                                                        ------------
Services (19.8%)
  Vodafone Group PLC ........................................   UK          1,650,000     20,952,162         3.4
    WIRELESS COMMUNICATIONS
  VNU (Verenigde Nederlandse Uitgeversbedrijven Verenigd
   Bezit) ...................................................   NETH          573,300     20,841,632         3.4
    BROADCASTING & PUBLISHING
  Orange PLC-/- .............................................   UK          1,953,000     20,707,213         3.3
    WIRELESS COMMUNICATIONS
  Telecel - Comunicacaoes Pessoais S.A. .....................   PORT          103,383     18,373,225         3.0
    WIRELESS COMMUNICATIONS
  Telecom Italia SpA ........................................   ITLY        2,465,000     18,023,283         2.9
    TELEPHONE NETWORKS
  Koninklijke Ahold N.V. ....................................   NETH          386,359     12,411,080         2.0
    RETAILERS-FOOD
  Helsingin Puhelin Oyj (Helsinki Telephone Corp.) ..........   FIN           152,600      7,104,413         1.1
    TELEPHONE NETWORKS
  STET Hellas Telecommunications S.A. - ADR-/- {\/} .........   GREC          110,940      4,604,010         0.7
    TELECOM - OTHER
                                                                                        ------------
                                                                                         123,017,018
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F1

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Health Care (13.6%)
  Glaxo Wellcome PLC ........................................   UK            559,639   $ 16,810,662         2.7
    PHARMACEUTICALS
  Roche Holding AG ..........................................   SWTZ            1,600     15,724,466         2.5
    PHARMACEUTICALS
  SmithKline Beecham PLC ....................................   UK            975,500     11,914,815         1.9
    PHARMACEUTICALS
  Novartis AG ...............................................   SWTZ            6,540     10,891,370         1.8
    PHARMACEUTICALS
  Nycomed Amersham PLC ......................................   UK          1,309,561      9,757,749         1.6
    PHARMACEUTICALS
  Genset - ADR-/- {\/} ......................................   FR            322,467      9,472,468         1.5
    BIOTECHNOLOGY
  Astra AB "A" ..............................................   SWDN          459,510      9,397,168         1.5
    PHARMACEUTICALS
  Nearmedic Ltd.-/- .........................................   ASTRI         618,200        633,601         0.1
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          84,602,299
                                                                                        ------------
Consumer Non-Durables (13.0%)
  Cadbury Schweppes PLC .....................................   UK          1,236,700     19,152,434         3.1
    BEVERAGES - NON-ALCOHOLIC
  Nestle S.A. - Registered ..................................   SWTZ            8,100     17,347,981         2.8
    FOOD
  Heineken N.V. .............................................   NETH          401,500     15,781,115         2.5
    BEVERAGES - ALCOHOLIC
  Gucci Group - NY Registered Shares{\/} ....................   NETH          289,950     15,367,350         2.5
    TEXTILES & APPAREL
  Reckitt & Colman PLC ......................................   UK            686,640     13,115,982         2.1
    HOUSEHOLD PRODUCTS
                                                                                        ------------
                                                                                          80,764,862
                                                                                        ------------
Capital Goods (9.3%)
  Nokia Oyj "A" .............................................   FIN           404,380     29,900,480         4.8
    TELECOM EQUIPMENT
  Alcatel Alsthom Compagnie Generale d'Electricite ..........   FR             79,820     16,253,957         2.6
    TELECOM EQUIPMENT
  Coflexip - ADR{\/} ........................................   FR            193,500     11,827,688         1.9
    CONSTRUCTION
                                                                                        ------------
                                                                                          57,982,125
                                                                                        ------------
Energy (7.4%)
  Viag AG ...................................................   GER            26,590     18,314,541         3.0
    ELECTRICAL & GAS UTILITIES
  Petroleum Geo-Services ASA-/- .............................   NOR           499,600     15,589,059         2.5
    ENERGY EQUIPMENT & SERVICES
  Ente Nazionale Idrocarburi (ENI) S.p.A. ...................   ITLY        1,790,700     11,674,533         1.9
    OIL
                                                                                        ------------
                                                                                          45,578,133
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F2

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Technology (6.9%)
  Baan Company N.V.-/- {\/} .................................   NETH          478,400   $ 17,102,800         2.8
    SOFTWARE
  Misys PLC .................................................   UK            246,228     13,999,104         2.3
    SOFTWARE
  Computacenter PLC-/- ......................................   UK            906,400     11,335,675         1.8
    COMPUTERS & PERIPHERALS
                                                                                        ------------
                                                                                          42,437,579
                                                                                        ------------
Consumer Durables (2.7%)
  Volvo AB "B" ..............................................   SWDN          564,970     16,834,625         2.7
                                                                                        ------------
    AUTOMOBILES
Materials/Basic Industry (2.0%)
  Akzo Nobel N.V. ...........................................   NETH           55,500     12,346,074         2.0
    CHEMICALS
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $498,518,909) ................                            674,920,915       108.7
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated June 30, 1998, with State Street Bank & Trust Co.,
   due July 1, 1998, for an effective yield of 5.70%,
   collateralized by $1,515,000 U.S. Treasury Bills, 5.75%
   due 12/31/98 (market value of collateral is $1,516,894,
   including accrued interest). (cost $1,484,000)  ..........                              1,484,000         0.3
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $500,002,909)  * ....................                            676,404,915       109.0
Other Assets and Liabilities ................................                            (55,576,739)       (9.0)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $620,828,176       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
          * For Federal income tax purposes, cost is $500,002,909 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $ 185,254,268
                 Unrealized depreciation:            (8,852,262)
                                                  -------------
                 Net unrealized appreciation:     $ 176,402,006
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                                       F3

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at June 30, 1998, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
--------------------------------------  ------   ----------   -----
Austria (ASTRI/ATS) ..................    0.1                   0.1
Finland (FIN/FIM) ....................    5.9                   5.9
France (FR/FRF) ......................   11.6                  11.6
Germany (GER/DEM) ....................    3.0                   3.0
Greece (GREC/GRD) ....................    0.7                   0.7
Italy (ITLY/ITL) .....................    4.8                   4.8
Netherlands (NETH/NLG) ...............   19.5                  19.5
Norway (NOR/NOK) .....................    2.5                   2.5
Portugal (PORT/PTE) ..................    4.5                   4.5
Sweden (SWDN/SEK) ....................   10.1                  10.1
Switzerland (SWTZ/CHF) ...............   12.4                  12.4
United Kingdom (UK/GBP) ..............   33.6                  33.6
United States (US/USD) ...............              (8.7)      (8.7)
                                        ------     -----      -----
Total  ...............................  108.7       (8.7)     100.0
                                        ------     -----      -----
                                        ------     -----      -----

--------------

{d}  Percentages indicated are based on net assets of $620,828,176.

    The accompanying notes are an integral part of the financial statements.

                                       F4

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $500,002,909) (Note 1)..........................................  $676,404,915
  U.S. currency................................................................................  $ 1,199,170
  Foreign currencies (cost $14,575,413)........................................................   14,576,258    15,775,428
                                                                                                 -----------
  Receivable for Fund shares sold...........................................................................     4,235,397
  Dividends and dividend withholding tax reclaims receivable................................................     1,233,641
  Other receivable..........................................................................................       148,420
                                                                                                              ------------
    Total assets............................................................................................   697,797,801
                                                                                                              ------------
Liabilities:
  Payable for Fund shares repurchased.......................................................................    70,714,356
  Payable for securities purchased..........................................................................     5,029,902
  Payable for investment management and administration fees (Note 2)........................................       505,934
  Payable for transfer agent fees (Note 2)..................................................................       329,805
  Payable for service and distribution expenses (Note 2)....................................................       243,898
  Payable for printing and postage expenses.................................................................        80,413
  Payable for custodian fees................................................................................        33,888
  Payable for fund accounting fees (Note 2).................................................................        14,487
  Payable for registration and filing fees..................................................................         6,892
  Payable for professional fees.............................................................................         5,021
  Payable for Trustees' fees and expenses (Note 2)..........................................................         2,296
  Other accrued expenses....................................................................................         2,733
                                                                                                              ------------
    Total liabilities.......................................................................................    76,969,625
                                                                                                              ------------
Net assets..................................................................................................  $620,828,176
                                                                                                              ------------
                                                                                                              ------------
Class A:
Net asset value and redemption price per share ($493,758,256 DIVIDED BY 27,062,196 shares outstanding)......  $      18.25
                                                                                                              ------------
                                                                                                              ------------
Maximum offering price per share (100/94.5 of $18.25) *.....................................................  $      19.31
                                                                                                              ------------
                                                                                                              ------------
Class B:+
Net asset value and offering price per share ($119,843,766 DIVIDED BY 6,715,341 shares outstanding).........  $      17.85
                                                                                                              ------------
                                                                                                              ------------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($7,226,154 DIVIDED BY 392,184
 shares outstanding)........................................................................................  $      18.43
                                                                                                              ------------
                                                                                                              ------------
Net assets consist of:
  Paid in capital (Note 4)..................................................................................  $405,152,368
  Undistributed net investment income.......................................................................       948,480
  Accumulated net realized gain on investments and foreign currency transactions............................    38,345,574
  Net unrealized depreciation on translation of assets and liabilities in foreign currencies................       (20,252)
  Net unrealized appreciation of investments................................................................   176,402,006
                                                                                                              ------------
Total -- representing net assets applicable to capital shares outstanding...................................  $620,828,176
                                                                                                              ------------
                                                                                                              ------------

--------------
   * On sales of $25,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                       F5

                             AIM EUROPE GROWTH FUND
                     (FORMERLY GT GLOBAL EUROPE GROWTH FUND

                            STATEMENT OF OPERATIONS

                   Six months ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $1,392,889).............................................  $  6,744,459
  Securities lending income..................................................................................       351,896
  Interest income............................................................................................       237,576
                                                                                                               ------------
    Total investment income..................................................................................     7,333,931
                                                                                                               ------------
Expenses:
  Investment management and administration fees (Note 2).....................................................     2,917,028
  Service and distribution expenses:(Note 2)
    Class A....................................................................................  $    855,821
    Class B....................................................................................       533,998     1,389,819
                                                                                                 ------------
  Interest expense (Note 1)..................................................................................       848,608
  Transfer agent fees........................................................................................       764,001
  Custodian fees.............................................................................................       205,616
  Fund accounting fees (Note 2)..............................................................................        81,435
  Printing and postage expenses..............................................................................        59,911
  Registration and filing fees...............................................................................        56,110
  Legal fees.................................................................................................        44,747
  Audit fees.................................................................................................        30,883
  Trustees' fees and expenses (Note 2).......................................................................         7,964
  Other expenses.............................................................................................         6,608
                                                                                                               ------------
    Total expenses before reductions.........................................................................     6,412,730
                                                                                                               ------------
      Expense reductions (Note 5)............................................................................       (27,279)
                                                                                                               ------------
    Total net expenses.......................................................................................     6,385,451
                                                                                                               ------------
Net investment income........................................................................................       948,480
                                                                                                               ------------
Net realized and unrealized gain on investments and foreign currencies: (Note 1)
  Net realized gain on investments.............................................................    33,308,247
  Net realized gain on foreign currency transactions...........................................       509,373
                                                                                                 ------------
    Net realized gain during the period......................................................................    33,817,620
  Net change in unrealized depreciation on translation of assets and liabilities in foreign
   currencies..................................................................................       185,566
  Net change in unrealized appreciation of investments.........................................   117,058,616
                                                                                                 ------------
    Net unrealized appreciation during the period............................................................   117,244,182
                                                                                                               ------------
Net realized and unrealized gain on investments and foreign currencies.......................................   151,061,802
                                                                                                               ------------
Net increase in net assets resulting from operations.........................................................  $152,010,282
                                                                                                               ------------
                                                                                                               ------------

    The accompanying notes are an integral part of the financial statements.

                                       F6

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                             SIX MONTHS
                                                                                ENDED         YEAR ENDED
                                                                            JUNE 30, 1998    DECEMBER 31,
                                                                             (UNAUDITED)         1997
                                                                           ---------------  ---------------
Increase (Decrease) in net assets
Operations:
  Net investment income (loss)...........................................  $       948,480  $    (2,163,876)
  Net realized gain on investments and foreign currency transactions.....       33,817,620      107,144,938
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies..........................          185,566         (237,701)
  Net change in unrealized appreciation (depreciation) of investments....      117,058,616      (31,970,694)
                                                                           ---------------  ---------------
    Net increase in net assets resulting from operations.................      152,010,282       72,772,667
                                                                           ---------------  ---------------
Class A:
Distributions to shareholders: (Note 1)
  From net realized gain on investments..................................               --         (368,261)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on investments..................................               --          (76,445)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net realized gain on investments..................................               --           (1,099)
                                                                           ---------------  ---------------
    Total distributions..................................................               --         (445,805)
                                                                           ---------------  ---------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.......................    2,449,988,999    2,415,165,409
  Decrease from capital shares repurchased...............................   (2,472,424,916)  (2,538,538,626)
                                                                           ---------------  ---------------
    Net decrease from capital share transactions.........................      (22,435,917)    (123,373,217)
                                                                           ---------------  ---------------
Total increase (decrease) in net assets..................................      129,574,365      (51,046,355)
Net assets:
  Beginning of period....................................................      491,253,811      542,300,166
                                                                           ---------------  ---------------
  End of period *........................................................  $   620,828,176  $   491,253,811
                                                                           ---------------  ---------------
                                                                           ---------------  ---------------
 * Includes undistributed net investment income of.......................  $       948,480  $            --
                                                                           ---------------  ---------------
                                                                           ---------------  ---------------

    The accompanying notes are an integral part of the financial statements.

                                       F7

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                          CLASS A+
                                          -------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED
                                            JUNE 30,                      YEAR ENDED DECEMBER 31,
                                              1998       ----------------------------------------------------------
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)    1995 (D)    1994 (D)    1993 (D)
                                          -------------  ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....    $   14.32    $   12.89   $   10.88   $   10.03   $   10.84   $    8.51
                                          -------------  ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........         0.03        (0.04)      (0.03)       0.04        0.06        0.05
  Net realized and unrealized gain
   (loss) on investments................         3.90         1.48        2.16        0.95       (0.69)       2.36
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............         3.93         1.44        2.13        0.99       (0.63)       2.41
                                          -------------  ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............           --           --          --       (0.10)      (0.05)      (0.06)
  From net realized gain on
   investments..........................           --        (0.01)      (0.12)      (0.04)         --          --
  In excess of net investment income....           --           --          --          --          --       (0.02)
  In excess of net realized gain on
   investments..........................           --           --          --          --       (0.13)         --
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Total distributions.................           --        (0.01)      (0.12)      (0.14)      (0.18)      (0.08)
                                          -------------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........    $   18.25    $   14.32   $   12.89   $   10.88   $   10.03   $   10.84
                                          -------------  ----------  ----------  ----------  ----------  ----------
                                          -------------  ----------  ----------  ----------  ----------  ----------

Total investment return (c).............        27.44%(b)     11.20%     19.61%       9.86%       (5.8)%      28.3%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $ 493,758    $ 407,004   $ 453,792   $ 483,375   $ 646,313   $ 854,701
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......         0.42%(a)     (0.29)%     (0.26)%      0.38%      0.61%        0.6%
  Without expense reductions............         0.41%(a)     (0.43)%     (0.32)%      0.32%      0.53%        N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......         1.73%(a)      1.75%      1.82%       1.83%       1.73%        1.9%
  Without expense reductions............         1.74%(a)      1.89%      1.88%       1.89%       1.81%        N/A
Ratio of interest expense to average net
 assets++++.............................         0.28%(a)       N/A        N/A         N/A         N/A         N/A
Portfolio turnover rate++++.............           40%(a)       107%       123%        108%         91%         67%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                       F8

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                           CLASS B++
                                          ----------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                                      APRIL 1, 1993
                                            JUNE 30,                YEAR ENDED DECEMBER 31,                   TO
                                              1998       ----------------------------------------------  DECEMBER 31,
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)    1995 (D)    1994 (D)     1993 (D)
                                          -------------  ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   14.06    $   12.73   $   10.81   $    9.97   $   10.79     $    9.02
                                          -------------  ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........        (0.01)       (0.13)      (0.11)      (0.03)         --            --
  Net realized and unrealized gain
   (loss) on investments................         3.80         1.47        2.15        0.94       (0.69)         1.85
                                          -------------  ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............         3.79         1.34        2.04        0.91       (0.69)         1.85
                                          -------------  ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............           --           --          --       (0.03)         --         (0.06)
  From net realized gain on
   investments..........................           --        (0.01)      (0.12)      (0.04)         --            --
  In excess of net investment income....           --           --          --          --          --         (0.02)
  In excess of net realized gain on
   investments..........................           --           --          --          --       (0.13)           --
                                          -------------  ----------  ----------  ----------  ----------  -------------
    Total distributions.................           --        (0.01)      (0.12)      (0.07)      (0.13)        (0.08)
                                          -------------  ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........    $   17.85    $   14.06   $   12.73   $   10.81   $    9.97     $   10.79
                                          -------------  ----------  ----------  ----------  ----------  -------------
                                          -------------  ----------  ----------  ----------  ----------  -------------

Total investment return (c).............        26.96%(b)     10.55%     18.79%       9.20%      (6.38)%        20.5%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $ 119,844    $  81,011   $  87,092   $  73,025   $  81,602     $  34,048
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......        (0.23)%(a)     (0.94)%     (0.91)%     (0.27)%     (0.04)%        (0.1)%(a)
  Without expense reductions............        (0.24)%(a)     (1.08)%     (0.97)%     (0.33)%     (0.12)%         N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......         2.38%(a)      2.40%      2.47%       2.48%       2.38%          2.6%(a)
  Without expense reductions............         2.39%(a)      2.54%      2.53%       2.54%       2.46%          N/A
Ratio of interest expense to average net
 assets++++.............................         0.28%(a)       N/A        N/A         N/A         N/A           N/A
Portfolio turnover rate++++.............           40%(a)       107%       123%        108%         91%           67%(a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                       F9

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                             ADVISOR CLASS+++
                                          -------------------------------------------------------
                                            SIX MONTHS
                                              ENDED       YEAR ENDED DECEMBER 31,   JUNE 1, 1995
                                             JUNE 30,                                    TO
                                               1998       ------------------------  DECEMBER 31,
                                          (UNAUDITED) (D)  1997 (D)     1996 (D)      1995 (D)
                                          --------------  -----------  -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   14.41      $   12.92    $   10.85     $   10.24
                                          --------------  -----------  -----------  -------------
Income from investment operations:
  Net investment income (loss)..........         0.06           0.01         0.01          0.08
  Net realized and unrealized gain
   (loss) on investments................         3.96           1.49         2.18          0.71
                                          --------------  -----------  -----------  -------------
    Net increase (decrease) from
     investment operations..............         4.02           1.50         2.19          0.79
                                          --------------  -----------  -----------  -------------
Distributions to shareholders:
  From net investment income............           --             --           --         (0.14)
  From net realized gain on
   investments..........................           --          (0.01)       (0.12)        (0.04)
  In excess of net investment income....           --             --           --            --
  In excess of net realized gain on
   investments..........................           --             --           --            --
                                          --------------  -----------  -----------  -------------
    Total distributions.................           --          (0.01)       (0.12)        (0.18)
                                          --------------  -----------  -----------  -------------
Net asset value, end of period..........    $   18.43      $   14.41    $   12.92     $   10.85
                                          --------------  -----------  -----------  -------------
                                          --------------  -----------  -----------  -------------

Total investment return (c).............        27.83 %(b)      11.64%      20.21%         7.75%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $   7,226      $   3,239    $   1,416     $     718
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......         0.77 %(a)       0.06%       0.09%         0.73%(a)
  Without expense reductions............         0.76 %(a)      (0.08)%       0.03%        0.67%(a)
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......         1.38 %(a)       1.40%       1.47%         1.48%(a)
  Without expense reductions............         1.39 %(a)       1.54%       1.53%         1.54%(a)
Ratio of interest expense to average net
 assets++++.............................         0.28 %(a)        N/A         N/A           N/A
Portfolio turnover rate++++.............           40 %(a)        107%        123%          108%(a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F10

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                                    NOTES TO
                              FINANCIAL STATEMENTS
                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 2)
AIM Europe Growth Fund (the "Fund" formerly, GT Global Europe Growth Fund), is a separate series of AIM Growth Series (the "Trust" formerly, G.T. Global Growth Series). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Trust has eight series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of Fund shares and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by A I M Advisors, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued to amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trust's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set

                                      F11

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently market-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At June 30, 1998, stocks with an aggregate value of approximately $51,984,881 were on loan to brokers. The loans were secured by cash collateral of $54,717,285, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less. For the period ended June 30, 1998, the Fund received securities lending fees of $351,896.

                                      F12

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distribution to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and certain other funds to borrow, on a first come, first serve basis, an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets. On June 30, 1998, the Fund had no loans outstanding.

For the period ended June 30, 1998, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $39,796,615 with a weighted average interest rate of 6.29%. Interest expense for the period ended June 30, 1998, was $848,608.

2. RELATED PARTIES
A I M Advisors, Inc. ("AIM" or the "Manager") is the Fund's investment manager and administrator, and INVESCO (NY), Inc., (formerly, Chancellor LGT Asset Management, Inc.) is the Fund's investment sub-adviser and/or sub-administrator. As of the close of business on May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc., and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc., an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment manager and administrator of the Fund and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Fund.
A I M Distributors, Inc. ("AIM Distributors") became the Fund's distributor. Finally, the Trust was reorganized from a Massachusetts business trust into a Delaware business trust. All of the changes became effective as of the close of business on May 29, 1998.

The Fund pays investment management and administration fees to the Manager at the following annualized rates: 0.975% on the first $500 million of the average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any period to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

AIM Distributors, an affiliate of the Manager, serves as the Fund's distributor. For the period ended May 29, 1998, GT Global, Inc. ("GT Global"), an affiliate of the investment sub-advisor, served as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. AIM Distributors and GT Global collected the sales charges imposed on sales of Class A shares, and reallowed a portion of such charges to dealers through which the sales are made. For the period ended June 30, 1998, AIM Distributors and GT Global retained $7,717 and $789, respectively, of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. No CDSC's were collected for the period ended June 30, 1998. AIM Distributors also makes ongoing

                                      F13

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, AIM Distributors from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. During the period ended June 30, 1998, AIM Distributors and GT Global collected such CDSCs in the amount of $26,482 and $178,096, respectively. In addition, AIM Distributors makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

For the period ended May 29, 1998, pursuant to the then effective separate distribution plans adopted under the 1940 Act Rule 12b-1 by the Trust's Board of Trustees with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), the Fund reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended May 29, 1998, pursuant to the Class B Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

Effective as of the close of business May 29, 1998, pursuant to Rule 12b-1 under the 1940 Act, the Trust's Board of Trustees adopted a Master Distribution Plan applicable to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund compensates AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A or Class B shares of the Fund. Under the Class A Plan, a Fund compensates AIM Distributors at the annualized rate of 0.35% of the average daily net assets of the Fund's Class A shares.

Pursuant to the Fund's Class B Plan, the Fund compensates AIM Distributors at an annualized rate of 1.00% of the average daily net assets of the Fund's Class B shares.

The Manager and AIM Distributors have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by AIM Distributors of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or AIM Distributors of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and AIM Distributors, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services is also reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Trust pays each of its Trustees who is not an employee, officer or director of the Manager, AIM Distributors or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 1998, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $175,430,452 and $119,926,341, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the period.

                                      F14

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

4. CAPITAL SHARES
At June 30, 1998, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                                                SIX MONTHS ENDED
                                                  JUNE 30, 1998                   YEAR ENDED
                                                   (UNAUDITED)                 DECEMBER 31, 1997
                                          -----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT          SHARES         AMOUNT
----------------------------------------  ------------  ---------------  ------------  ---------------
Shares sold.............................   122,644,726  $ 2,087,003,868   146,863,882  $ 2,008,141,712
Shares issued in connection with
  reinvestment of distributions ........            --               --        20,229          286,488
                                          ------------  ---------------  ------------  ---------------
                                           122,644,726    2,087,003,868   146,884,111    2,008,428,200
Shares repurchased .....................  (124,003,141)  (2,126,049,350) (153,681,853)  (2,115,903,158)
                                          ------------  ---------------  ------------  ---------------
Net decrease............................    (1,358,415) $   (39,045,482)   (6,797,742) $  (107,474,958)
                                          ------------  ---------------  ------------  ---------------
                                          ------------  ---------------  ------------  ---------------

CLASS B
----------------------------------------
Shares sold.............................    17,592,826  $   293,337,166    25,162,463  $   340,605,118
Shares issued in connection with
  reinvestment of distributions ........            --               --         4,768           66,175
CLASS B
----------------------------------------
                                          ------------  ---------------  ------------  ---------------
                                            17,592,826      293,337,166    25,167,231      340,671,293
Shares repurchased .....................   (16,641,134)    (279,103,045)  (26,243,592)    (357,657,223)
                                          ------------  ---------------  ------------  ---------------
Net increase (decrease).................       951,692  $    14,234,121    (1,076,361) $   (16,985,930)
                                          ------------  ---------------  ------------  ---------------
                                          ------------  ---------------  ------------  ---------------
ADVISOR CLASS
----------------------------------------
Shares sold.............................     4,058,228  $    69,647,965     4,798,844  $    66,064,822
Shares issued in connection with
  reinvestment of distributions ........            --               --            77            1,094
                                          ------------  ---------------  ------------  ---------------
                                             4,058,228       69,647,965     4,798,921       66,065,916
Shares repurchased .....................    (3,890,891)     (67,272,521)   (4,683,709)     (64,978,245)
                                          ------------  ---------------  ------------  ---------------
Net increase............................       167,337  $     2,375,444       115,212  $     1,087,671
                                          ------------  ---------------  ------------  ---------------
                                          ------------  ---------------  ------------  ---------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who then paid a portion of the Fund's expenses. For the period then ended June 30, 1998, the Fund's expenses were reduced by $27,279 under these arrangements.

                                      F15

                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                                     NOTES

--------------------------------------------------------------------------------

            The AIM Family of Funds-Registered Trademark-

GROWTH FUNDS
AIM Aggressive Growth Fund(1)
AIM Blue Chip Fund
AIM Capital Development Fund
AIM Constellation Fund
AIM Mid Cap Growth Fund(2)
AIM Select Growth Fund(3)
AIM Small Cap Equity Fund(2)
AIM Small Cap Opportunities Fund
AIM Value Fund
AIM Weingarten Fund

GROWTH & INCOME FUNDS
AIM Advisor Flex Fund
AIM Advisor Large Cap Value Fund
AIM Advisor MultiFlex Fund
AIM Advisor Real Estate Fund
AIM America Value Fund(2)
AIM Balanced Fund
AIM Charter Fund

INCOME FUNDS
AIM Floating Rate Fund(2)
AIM High Yield Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund

TAX-FREE INCOME FUNDS
AIM High Income Municipal Fund
AIM Municipal Bond Fund
AIM Tax-Exempt Bond Fund of Connecticut
AIM Tax-Free Intermediate Fund

MONEY MARKET FUNDS
AIM Dollar Fund(2)
AIM Money Market Fund
AIM Tax-Exempt Cash Fund

INTERNATIONAL GROWTH FUNDS
AIM Advisor International Value Fund
AIM Asian Growth Fund
AIM Developing Markets Fund(2)
AIM Emerging Markets Fund(2)
AIM Europe Growth Fund(2)
AIM European Development Fund
AIM International Equity Fund
AIM International Growth Fund(2)
AIM Japan Growth Fund(2)
AIM Latin American Growth Fund(2)
AIM New Pacific Growth Fund(2)

GLOBAL GROWTH FUNDS
AIM Global Aggressive Growth Fund
AIM Global Growth Fund
AIM Worldwide Growth Fund(2)

GLOBAL GROWTH & INCOME FUNDS
AIM Global Growth & Income Fund(2)
AIM Global Utilities Fund

GLOBAL INCOME FUNDS
AIM Global Government Income Fund(2)
AIM Global High Income Fund(2)
AIM Global Income Fund
AIM Strategic Income Fund(2)

THEME FUNDS
AIM Global Consumer Products and Services Fund(2)
AIM Global Financial Services Fund(2)
AIM Global Health Care Fund(2)
AIM Global Infrastructure Fund(2)
AIM Global Resources Fund(2)
AIM Global Telecommunications Fund(2)
AIM New Dimension Fund(2)

(1)AIM Aggressive Growth Fund closed to new investors on June 5, 1997.
(2)Effective May 29, 1998, A I M Advisors, Inc. became advisor to the former GT Global Funds. (3)On May 1, 1998, AIM Growth Fund was renamed AIMSelect Growth Fund. For more complete information about any AIM Fund, including sales charges and expenses, obtain the appropriate prospectus(es) from your financial consultant. Please read the prospectus(es) carefully before you invest or send money.

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